Equity Incentive Plans - Company's Equity Incentive Plans (Details) $ / shares in Units, $ in Thousands		2 Months Ended			3 Months Ended		5 Months Ended	8 Months Ended				12 Months Ended
	Jan. 07, 2019 shares	Feb. 27, 2019 shares	Feb. 27, 2018 shares	Feb. 22, 2017 shares	Apr. 09, 2018 shares	Apr. 13, 2015 $ / shares shares	May 22, 2019 shares	Aug. 31, 2019 shares	Aug. 27, 2018 shares	Aug. 22, 2018 shares	Aug. 22, 2017 shares	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted												885,000	672,500	944,000
Number of shares vested during the period												756,962	809,500	1,049,000
Dividends on non-vested shares | $												$ 14	$ 0	$ 0
Share based compensation | $												$ 7,943	$ 8,072	$ 9,267
Number of options granted												0	0	0
Total unrecognised compensation cost relating to non-vested share option | $												$ 42
Total unrecognised compensation cost relating to restricted share awards | $												$ 4,347
Weighted average remaining term for non-vested share option awards												2 years 1 month 13 days
Weighted average remaining term for non-vested restricted share awards												3 months 18 days
Total fair value of shares vested during the period | $												$ 7,703	$ 10,745	$ 12,023
Number of shares unvested												271,038	143,000	280,000	385,000
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted						104,250
Option exercise price | $ / shares						$ 27.5
Fair value assumptions - Expected term						5 years
Fair value assumptions - Expected volatility rate						59.274%
Fair value assumptions - Risk free interest rate						1.30%
Restricted Share Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total shares authorized	4,000,000
Vesting rights	Each RSU represents, upon vesting, a right for the beneficiary to receive one common share of the Company.
Number of tranches	10
Restricted common shares expected to vest	400,000
Restricted Share Units (RSUs) | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date												Apr. 30, 2021
Shares expected to vest	2,000,000
Restricted Share Units (RSUs) | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date												Apr. 30, 2022
Shares expected to vest	2,000,000
Restricted common shares expected to vest												400,000
Amortization expense for RSUs expected to vest | $												$ 1,235
Restricted Share Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fleet performance indices | $												120,000
Restricted Share Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fleet performance indices | $												$ 300,000
Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares granted					276,000
Number of shares vested during the period									276,000
Equity Incentive Plan 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance				950,000
Number of shares granted				944,000
Number of shares vested during the period										200,000	744,000
Equity Incentive Plan 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance			700,000
Number of shares granted			396,500
Number of shares vested during the period		71,500							253,500
Equity Incentive Plan 2018 | Vest in February 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting date												Feb. 27, 2021
Number of shares unvested												71,500
Equity Incentive Plan 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved for issuance							900,000
Number of shares granted							885,000
Number of shares vested during the period								685,462
Equity Incentive Plan 2019 | Vest in August 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest												99,769
Equity Incentive Plan 2019 | Vest in August 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted common shares expected to vest												99,769